Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$226,329,743.24	0.6716016	$180,016,157.91	0.5341726	$46,313,585.33
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,400,559,743.24	0.9267681	$1,354,246,157.91	0.8961218	$46,313,585.33

Weighted Avg. Coupon (WAC)	3.93%		3.94%
Weighted Avg. Remaining Maturity (WARM)	54.27		53.39
Pool Receivables Balance	$1,476,918,463.84		$1,431,774,146.39
Remaining Number of Receivables	81,915		80,883

Adjusted Pool Balance	$1,454,808,898.89		$1,410,673,081.16

III. COLLECTIONS

Principal:
Principal Collections	$44,387,134.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$335,676.60
Total Principal Collections	$44,722,811.12

Interest:
Interest Collections	$4,706,207.94
Late Fees & Other Charges	$62,171.92
Interest on Repurchase Principal	$-
Total Interest Collections	$4,768,379.86

Collection Account Interest	$1,741.34
Reserve Account Interest	$318.26
Servicer Advances	$-

Total Collections	$49,493,250.58

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$49,493,250.58
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$57,275,049.78
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,230,765.39		$1,230,765.39	$1,230,765.39
Collection Account Interest					$1,741.34
Late Fees & Other Charges					$62,171.92
Total due to Servicer					$1,294,678.65

2. Class A Noteholders Interest:
Class A-1 Notes		$41,933.87		$41,933.87
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$499,365.87		$499,365.87	$499,365.87

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$47,621,282.22

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$46,313,585.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$46,313,585.33
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$46,313,585.33		$46,313,585.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$46,313,585.33

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,307,696.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,109,564.95
Beginning Period Amount	$22,109,564.95
Current Period Amortization	$1,008,499.72
Ending Period Required Amount	$21,101,065.23
Ending Period Amount	$21,101,065.23
Next Distribution Date Amount	$20,117,185.41

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$54,249,155.65	$56,426,923.25	$56,426,923.25
Overcollateralization as a % of Original Adjusted Pool	3.49%	3.63%	3.63%
Overcollateralization as a % of Current Adjusted Pool	3.73%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.21%	80,245	99.05%	$1,418,219,918.41
30 - 60 Days	0.63%	511	0.77%	$10,959,670.76
61 - 90 Days	0.13%	105	0.15%	$2,144,773.52
91 + Days	0.03%	22	0.03%	$449,783.70
		80,883		$1,431,774,146.39
Total
Delinquent Receivables 61 + days past due	0.16%	127	0.18%	$2,594,557.22
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	98	0.14%	$2,085,281.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.03%	29	0.04%	$651,758.06
Three-Month Average Delinquency Ratio	0.10%		0.12%

Repossession in Current Period		42		$938,637.13
Repossession Inventory		45		$818,608.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$757,182.93
Recoveries				$(335,676.60)
Net Charge-offs for Current Period				$421,506.33

Beginning Pool Balance for Current Period				$1,476,918,463.84

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.14%
Net Loss Ratio for 2nd Preceding Collection Period				0.01%
Three-Month Average Net Loss Ratio for Current Period				0.17%

Cumulative Net Losses for All Periods				$618,992.75
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$9,236,423.10
Number of Extensions				417

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